Long-Term Debt - Revolving Credit Facility (Details) - Subsequent event $ in Millions	Aug. 15, 2025 USD ($)
Long-Term Debt
Revolving credit facility amount	$ 25
Revolving credit facilities maturing in August 2027
Long-Term Debt
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Interest margin percentage	2.30%
Revolving credit facilities maturing in August 2027 | Aggregate borrowing upto $10 million
Long-Term Debt
Revolving credit facility amount	$ 10
Line of credit facility borrowings, percentage	0.70%
Revolving credit facilities maturing in August 2027 | Aggregate borrowing between $10 million and $20 million
Long-Term Debt
Line of credit facility borrowings, percentage	0.60%
Revolving credit facilities maturing in August 2027 | Aggregate borrowing between $10 million and $20 million | Minimum
Long-Term Debt
Revolving credit facility amount	$ 10
Revolving credit facilities maturing in August 2027 | Aggregate borrowing between $10 million and $20 million | Maximum
Long-Term Debt
Revolving credit facility amount	20
Revolving credit facilities maturing in August 2027 | Aggregate borrowing exceeding $20 million
Long-Term Debt
Revolving credit facility amount	$ 20
Line of credit facility borrowings, percentage	0.50%
Revolving credit facilities maturing in August 2027 | $25 million revolving credit facility
Long-Term Debt
Revolving credit facility amount	$ 25